SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
Six Months Ended June 30, 2013 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$11,895	$38,508	$50,403
Intersegments revenues	(5,023)	-	(5,023)

Revenues from external customers	$6,872	$38,508	$45,380

Segments operating income	$1,551	$1,587	$3,138

Segments assets	$17,898	$82,816	$100,714

Schedule of Segment Reconciliation
Segments operating income	$3,138
Intercompany gains on intersegment sales	174

Operating income	$3,312

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

Six Months Ended June 30, 2012 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$10,752	$34,959	$45,711
Intersegments revenues	(2,936)	-	(2,936)

Revenues from external customers	$7,816	$34,959	$42,775

Segments operating profit (loss)	$(386)	$2,842	$2,456

Segments assets	$16,585	$78,321	$94,906

Schedule of Segment Reconciliation
Segments operating income	$2,456
Intercompany gains on intersegment sales	196

Operating income	$2,652

Segments assets	$94,906
Intercompany elimination	(1,393)

Total assets	$93,513

Three Months Ended June 30, 2013 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$6,013	$19,733	$25,746
Intersegments revenues	(2,511)	-	(2,511)

Revenues from external customers	$3,502	$19,733	$23,235

Segments operating profit	$697	$883	$1,580

Segments assets	$17,898	$82,816	$100,714

Schedule of Segment Reconciliation
Segments operating income	$1,580
Intercompany gains on intersegment sales	187

Operating income	$1,767

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

Three Months Ended June 30, 2012 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$5,199	$17,225	$22,424
Intersegments revenues	(1,257)	-	(1,257)

Revenues from external customers	$3,942	$17,225	$21,167

Segments operating profit (loss)	$(1,093)	$2,185	$1,092

Segments assets	$16,585	$78,321	$94,906

Schedule of Segment Reconciliation
Segments operating income	$1,092
Intercompany gains on intersegment sales	131

Operating income	$1,223

Segments assets	$94,906
Intercompany elimination	(1,393)

Total assets	$93,513

Year Ended December 31, 2012 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$22,660	$68,540	$91,200
Intersegments revenues	(6,368)	-	(6,368)

Revenues from external customers	$16,292	$68,540	$84,832

Segments operating profit	$1,731	$3,015	$4,746

Segments assets	$12,522	$85,003	$97,525

Depreciation and amortization expenses	$561	$4,985	$5,546

Expenditures for assets	$156	$3,877	$4,033

Schedule of Segment Reconciliation
Segments operating income	$4,746
Intercompany losses on intersegment sales	342

Operating income	$5,088

Segments assets	$97,525
Intercompany elimination	(1,240)

Total assets	$96,285